Partners' Capital, Equity and Incentive Compensation Plans (Summary of Information About Awards Outstanding) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Operating Partnership Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	1,630,606	1,796,497
QTS Realty Trust, Inc Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	744,578	476,539
QTS Realty Trust, Inc Awards Outstanding [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	152,629	108,629
Remaining term of awards	3 years	4 years
QTS Realty Trust, Inc Awards Outstanding [Member] | Options to purchase Class A common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		21
Lower limit of exercise price	21
Upper limit of exercise price	28.82
Awards Outstanding	591,949	367,910
Remaining term of awards	1 year	3 years
Class O Units [Member] | Operating Partnership Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Lower limit of exercise price	20	20
Upper limit of exercise price	25	25
Awards Outstanding	1,547,293	1,622,747
Remaining term of awards	2 years	3 years
Class RS Units [Member] | Operating Partnership Awards Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards Outstanding	83,313	173,750
Remaining term of awards	2 years	3 years